Warrants (Details) - $ / shares	9 Months Ended
	Aug. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Nov. 30, 2018
Number outstanding	22,123,623	23,740,290	23,740,290	26,533,624
Shares issuable upon exercise	21,984,884
June 2016 Warrants
Exercise price	$ 19.30
Number outstanding	277,478	277,478	277,478	277,478
Expiry	Jun. 02, 2021
Shares issuable upon exercise	138,739
October 2017 Warrants
Exercise price	$ 12.50
Number outstanding	181,818	181,818	181,818	181,818
Expiry	Oct. 13, 2020
Shares issuable upon exercise	181,818
October 2017 Placement Agent Warrants
Exercise price	$ 13.75
Number outstanding	18,181	18,181	18,181	18,181
Expiry	Oct. 13, 2020
Shares issuable upon exercise	18,181
March 2018 Warrants
Exercise price	$ 6.00
Number outstanding	291,666
Expiry	Mar. 16, 2021
Shares issuable upon exercise	291,666
March 2018 Warrants
Exercise price	$ 6.00
Number outstanding	150,000
Expiry	Mar. 21, 2021
Shares issuable upon exercise	150,000
March 2018 Placement Agent Warrants
Exercise price	$ 7.50
Number outstanding	29,166
Expiry	Mar. 16, 2021
Shares issuable upon exercise	29,166
March 2018 Placement Agent Warrants
Exercise price	$ 7.50
Number outstanding	15,000
Expiry	Mar. 21, 2021
Shares issuable upon exercise	15,000
2018 Firm Warrants
Exercise price	$ 0.75
Number outstanding	20,000,000	20,000,000	20,000,000	20,000,000
Expiry	Oct. 16, 2023
Shares issuable upon exercise	20,000,000
October 2018 Placement Agent Warrants
Exercise price	$ 0.9375
Number outstanding	1,160,314
Expiry	Oct. 16, 2023
Shares issuable upon exercise	1,160,314